Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration
The audit of the company annual accounts	$ 32	$ 25	$ 26
The audit of accounts of subsidiaries of the company	11	10	11
Total audit	43	35	37
Audit-related assurance services	4	4	7
Total audit and audit-related assurance services	47	39	44
Taxation compliance services	0	0	0
Non-audit and other assurance services	1	2	3
Total non-audit or non-audit-related assurance services	1	2	3
Services relating to BP pension plans	1	1	0
Auditor's remuneration	$ 49	$ 42	$ 47